Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, no par value
Amount Registered | shares	89,801,704
Maximum Aggregate Offering Price	$ 2,053,171,203.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 314,340.51
Offering Note	(1) The number of shares of common stock, no par value, of Columbia Banking System, Inc. ("Columbia" and, such shares, the "Columbia common stock") being registered is based upon (i) an estimate of the maximum number of shares of common stock, par value $0.01 per share, of Pacific Premier Bancorp, Inc. ("Pacific Premier" and, such shares, the "Pacific Premier common stock") outstanding as of May 23, 2025, or issuable or expected to be exchanged in connection with the merger of Balboa Merger Sub, Inc. ("Merger Sub"), a wholly owned subsidiary of Columbia with and into Pacific Premier with Pacific Premier as the surviving corporation (the "merger"), pursuant to the Agreement and Plan of Merger, dated as of April 23, 2025, by and among Columbia, Pacific Premier, and Merger Sub (the "merger agreement"), which collectively equal to 98,143,939, multiplied by (ii) the exchange ratio of 0.9150 of a share of Columbia common stock for each share of Pacific Premier common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of Pacific Premier common stock as reported on the Nasdaq Global Select Market on May 23, 2025 ($20.92 per share) multiplied by (ii) the estimated maximum number of shares of Pacific Premier common stock to be converted in the merger (98,143,939).